CRITICAL ACCOUNTING JUDGEMENTS, ESTIMATES AND ASSUMPTIONS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CRITICAL ACCOUNTING JUDGEMENTS, ESTIMATES AND ASSUMPTIONS
Impairment of royalty interests	$ 18,896	$ 0